SHARE-BASED COMPENSATION - Stock Options (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Vesting period	4 years
Additional disclosures
Proceeds from exercise of stock options	$ 0	$ 33	$ 30
Stock options
Share-based compensation
Percentage of stock options that will vest on each of the first, second, third and fourth anniversaries from the date of grant	25.00%
Method and assumptions on valuation of stock options
Expected stock option life (years)	3 years	3 years 3 months 18 days	3 years 4 months 24 days
Expected volatility	67.30%	75.00%	44.50%
Risk-free interest rate	1.80%	1.10%	1.30%
Expected dividend yield	0.00%	0.00%	0.00%
Options
Beginning of the period (in shares)	4.1
Granted (in shares)	1.6
Exercised (in shares)	(0.1)
Expired or forfeited (in shares)	(1.1)
End of the period (in shares)	4.5	4.1
Vested and expected to vest at the end of the period (in shares)	4.2
Vested and exercisable at the end of the period (in shares)	1.4
Weighted- Average Exercise Price Per Share
Beginning of the period (in dollars per share)	$ 49.57
Granted (in dollars per share)	14.28
Exercised (in dollars per share)	5.16
Expired or forfeited (in dollars per share)	63.72
End of the period (in dollars per share)	34.65	$ 49.57
Vested and expected to vest at the end of the period (in dollars per share)	35.22
Vested and exercisable at the end of the period (in dollars per share)	$ 58.80
Weighted- Average Remaining Contractual Term (Years)
Outstanding at the end of the period	8 years 1 month 6 days
Vested and expected to vest at the end of the period	8 years
Vested and exercisable at the end of the period	6 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 10
Vested and expected to vest at the end of the period	9
Vested and exercisable at the end of the period	$ 0
Additional disclosures
Weighted-average grant date fair value of stock options (in dollars per share)	$ 5.97	$ 14.50	$ 73.10
Intrinsic value of stock options exercised in the period	$ 1	$ 65	$ 119
Proceeds from exercise of stock options	1	33	30
Remaining unrecognized compensation expense related to non-vested awards	$ 27
Weighted-average remaining requisite service period over which unrecognized compensation cost is expected to be amortized	1 year 10 months 24 days
Fair value of stock options vested	$ 20	$ 26	$ 26